Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

6.	STOCKHOLDERS’ EQUITY

The aggregate number of shares which the Company has the authority to issue is 3,050,000,000 shares, of which 3,000,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At September 30, 2015, the Company had 27,481,309 shares of common stock issued and outstanding. At September 30, 2015, the Company also had 1,000,000, 250,000 and 1,210,000 shares of Series A, Series F, and Series G preferred stock, respectively, issued and outstanding, and no shares of Series H preferred stock issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of Preferred Stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the Preferred Stock or any series thereof.

The Preferred Stock accrues dividends at the rate of 12% per annum paid monthly for Series A, F and G, and 10% for Series H. Each series of preferred stock ranks pari-passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Corporation, holders of the Preferred Stock shall be entitled to receive the Stated Value of $1 per share.

Series A Preferred Stock

During the nine months ended September 30, 2015 and 2014, the Company issued 0 and 1,000,000 shares of Series A convertible preferred stock, respectively, with a par value of $0.001 per share. Each share is convertible into 8 shares of common stock at the option of the holder any time after December 31, 2014. The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock.

Series F Preferred Stock

During the nine months ended September 30, 2015 and 2014, the Company issued 600,000 and 0 shares of Series F convertible preferred stock, respectively, with a par value of $0.001 per share. The Company also issued 1,400,000 shares of Series F preferred stock with a par value of $0.001 per share on November 19, 2014.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series F preferred shares into shares of our common stock on the basis of 6,666/10,000 (0.6666) shares of common stock for each share of Series F preferred stock so converted. Effective June 30, 2015, holders of an aggregate of 1,750,000 shares of Series F preferred stock notified the Company of their intent to convert their Series F shares into shares of common stock. On June 30, 2015, the Company issued an aggregate of 636,300 shares of common stock to such Series F holders.

The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Series G Preferred Stock

During the nine months ended September 30, 2015 and 2014, the Company issued 5,669,500 and 0 shares of Series G convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series G preferred shares into shares of our common stock on the basis of 4,000/10,000 (0.4000) shares of common stock for each share of Series G preferred stock so converted. Effective June 30, 2015, holders of an aggregate of 4,459,500 shares of Series G preferred stock notified the Company of their intent to convert their Series G shares into shares of common stock. On June 30, 2015, the Company issued an aggregate of 937,820 shares of common stock to such Series G holders.

The holder of the shares is also entitled to vote at a ratio of 0.2 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.

Series H Preferred Stock

During the nine months ended September 30, 2015 and 2014, the Company issued 0 and 0 shares of Series H convertible preferred stock, respectively, with a par value of $0.001 per share.

On December 31, 2015 and upon notice provided by the holder to the Company, a holder has the right to convert, at face value per share, all or any portion of their Series H preferred shares into shares of our common stock on the basis of 2,666/10,000 (0.2666) shares of common stock for each share of Series H preferred stock so converted or if the holder elects to convert on June 30, 2016, such shares shall be converted on the basis of 2,500/10,000 (0.2500) shares of common stock for each share of Series H Preferred Stock.

The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock. Any time after June 30, 2016, the Company also has the right to redeem the shares at a redemption value of $1 per share.

6.	STOCKHOLDERS’ EQUITY

The aggregate number of shares which the Company has the authority to issue is 2,550,000,000 shares, of which 2,500,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock , par value $0.001 per shares. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of Preferred Stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the Preferred Stock or any series thereof.

The stockholders’ equity has been restated to retroactively reflect the number of shares of Investment Evolution Global Corporation, using the capital structure of IEG Holdings Corporation and to present the accumulated deficit of Investment Evolution Global Corporation as of the date of the merger. The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015 (see note 13).

During the years ended December 31, 2014, and 2013 the Company issued 9,158,758 shares at a price of $0.50, $1.00, $1.50, and $2.00 per share and 6,767,910 shares at a price of $0.50, $2.00 and $3.00 per share, respectively, in accordance with rights offerings to existing stockholders of the Company.

On March 31, 2014 the Board of Directors resolved to increase the authorized number of common stock from 1,000,000,000 to 2,500,000,000. In addition, the Board of Directors authorized to issue Series A, B, C and D of Preferred Stock, par value $0.001 per share.

On March 31, 2014 the Company issued 1,983,025 shares of convertible preferred stock (“Preferred Stock”), which is allocated as follows:

Series A: 1,000,000 shares, Series B: 410,000 shares, Series C: 400,025 shares and Series D: 173,000 shares. 1,000,000 shares of Series A Preferred Stock were issued to the Company’s President and Chief Executive Officer, Mr. Paul Mathieson, in consideration for $1,000,000 owed to him.

On November 19, 2014 the Company issued 1,861,000 shares of Preferred Stock, which is allocated as follows:

Series E: 461,000 shares and Series F: 1,400,000 shares.

On December 31, all holders of Series B, Series C, Series D, and Series E Preferred Stock elected to convert their shares to Common Stock, which was distributed as follows:

Series B: 410,000 shares of preferred stock converted to 1,640,000 shares of common stock

Series C: 400,025 shares of preferred stock converted to 800,050 shares of common stock

Series D: 173,000 shares of preferred stock converted to 230,667 shares of common stock

Series E: 461,000 shares of preferred stock converted to 184,400 shares of common stock.

The Preferred Stock accrues dividends at the rate of 12% per annum paid monthly. Each series of preferred stock ranks pari-passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Corporation, holders of the Preferred Stock shall be entitled to receive the Stated Value of $1 per share.

Series A Preferred Stock

During the years ended December 31, 2014 and 2013, the Company issued 1,000,000 and 0 shares of Series A convertible preferred stock, respectively, with a par value of $0.001 per share. Each share is convertible into 4 shares of common stock at the option of the holder any time after December 31, 2014. The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock.

Series B Preferred Stock

During the years ended December 31, 2014 and 2013, the Company issued 410,000 and 0 shares of Series B convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 4 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 1,640,000 shares on December 31, 2014.

Series C Preferred Stock

During the years ended December 31, 2014 and 2013, the Company issued 400,025 and 0 shares of Series C convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 2 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 800,050 shares on December 31, 2014.

Series D Preferred Stock

During the years ended December 31, 2014 and 2013, the Company issued 173,000 and 0 shares of Series D convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 1.333333 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 230,667 shares on December 31, 2014.

Series E Preferred Stock

During the years ended December 31, 2014 and 2013, the Company issued 461,000 and 0 shares of Series E convertible preferred stock, respectively, with a par value of $0.001 per share. Each share was converted into 0.40 shares of common stock at the option of the holder on December 31, 2014, for a total issuance of 184,400 shares on December 31, 2014.

Series F Preferred Stock

During the years ended December 31, 2014 and 2013, the Company issued 1,400,000 and 0 shares of Series F convertible preferred stock, respectively, with a par value of $0.001 per share. Each share is convertible into 0.333333 shares of common stock at the option of the holder on December 31, 2015. The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.